Investment Strategy - The Cook & Bynum Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund pursues its objective of long-term growth of capital by investing in a select few global public equities using an absolute value investing philosophy. The Fund’s investment decisions are driven by the application of the Adviser’s core investment criteria and are informed by rigorous, immersive research. The Adviser travels globally to learn about a company’s customers, appraise its competitors, meet its managers, visit its facilities, and survey its operations in action. These efforts are guided by the belief that first-person observations in the field are critical to appropriately evaluate each investment opportunity. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940, and thus invests its assets in a smaller number of securities than many other funds.
The Adviser’s iterative investment process is built around four core criteria and is designed to challenge past or popular assumptions, refine investment conclusions, and mitigate psychological misjudgments (e.g. loss aversion, recency bias, availability bias, and confirmation bias) in identifying individual security selection choices:

1)Circle of Competence
The Adviser must be able to understand the core economics of a business and reliably predict its financial prospects. The Fund’s primary focus is avoiding investment mistakes that lead to permanent losses of capital, so the Adviser believes its ability to recognize the limitations of its knowledge is as important as its ability to perform fundamental research when evaluating an investment idea and its decision to invest in a security. Examples of the Adviser’s limitations of knowledge as concerns evaluating a potential investment idea may include the lack of access to reliable financial statements with respect to the business, the inability to understand a customer’s decision as concerns purchasing goods or services from the business, and inability to quantify the business’s legal liability and potential for losses affecting its financial prospects. The Adviser aims to grow its circle of competence over time through rigorous and comprehensive investment research with respect to businesses in which the Fund may invest, yet the limits of its circle of competence may also change over time due to technological, competitive, social, political, or other developments affecting an industry or particular business. The Adviser deems a business, industry, or geography within its circle of competence if it believes it understands and can reliably predict its financial prospects.

2)Business
The Adviser evaluates whether a business has sustainable competitive advantages that produce predictable free cash flows and yield above average returns on equity over many decades as compared to its industry peers. A competitive advantage is a characteristic of a business that allows it to outcompete its peers. A business with a competitive advantage typically earns positive free cash flow or economic profit, which are made predictable by the existence of the competitive advantage that impedes a competitor from taking market share. The presence of a large competitive advantage or many competitive advantages is commonly referred to as an economic “moat”: without a “moat,” a company’s results are difficult to effectively forecast.
3)People
The Adviser seeks to invest alongside management teams who view shareholders as partners. Trustworthiness and intellectual honesty are required leadership traits for managers of qualifying businesses. The Adviser typically evaluates management teams and their traits by building relationships with them and studying their history. Other important markers for management teams include a commitment to excellence in managing the business compared to its industry peers, consistency, a shareholder-friendly capital allocation framework designed to build long-term value per share, and conservative accounting practices. Conservative accounting practices can be identified by forensic accounting and do not use aggressive assumptions to distort the economic reality of the business.

4) Price
After the first three investment criteria are met, the Adviser values a business by projecting its future cash flows and discounting these owner earnings into present value dollars to determine intrinsic value. Owner earnings is the amount of cash that an owner of the business could expect to receive from the company over its lifetime. The Fund will invest in a company’s stock only if it is trading at a large discount to the Adviser’s conservative estimate of its intrinsic value. The Fund targets securities for potential purchase that trade at about half of their intrinsic value. As determined by the Adviser, securities that do not continue to meet its price criteria may be sold by the Fund.

The Fund’s portfolio is deliberately focused in the Adviser’s best, most-informed investment ideas. The Adviser’s best investment ideas are those securities that trade at the largest discount to intrinsic value as estimated by the Adviser and the most-informed investment ideas are those where the Adviser has the most confidence in the financial performance of the business over time. This focus means the Fund’s portfolio is markedly different from any benchmarks which typically have hundreds or thousands of security positions. The Fund currently holds a significant amount of its assets in the Breweries Industry and the Soft Drink Bottling and Distribution Industry, as a result of market movements. Market Movements may include changes in the value of either securities in focused industries or other portfolio securities among other things, and industry weights have risen above 25% of the Fund’s assets. The Fund does not have a policy to concentrate its investments in these industries, or any other industry or group of industries, for purposes of the 1940 Act. That is, at the time of purchase, the Fund does not invest more than 25% of its assets in these industries.
In pursuing its strategy, the Fund focuses on equity securities, which primarily consist of common stocks, preferred stocks, and sponsored and unsponsored depositary receipts. The Fund can hold securities of both U.S. and foreign issuers without regard to market capitalization, industry/sector, or any other categorization. In fact, the Fund may invest up to 100% of its assets in foreign securities including those from emerging markets. While the Fund is expected to invest in a select few global public equities, the Fund may also hold up to 60% of its assets in foreign debt from time to time based on the Adviser’s assessment and availability of foreign debt obligations. The attractiveness of foreign debt is based on the offered interest rate and creditworthiness of the issuing entities. Investments in foreign debt of a company would be considered an investment in a single industry for concentration purposes. Short-term debt obligations of foreign governments will generally have a maturity of six months or less and a credit rating of “A” or better by Standard & Poor’s (“S&P”) or a similar rating by another nationally recognized statistical rating organization (“NRSRO”). Other debt securities of non-U.S. companies, including junk bonds (which are considered to be speculative investments), may be purchased without regard to NRSRO ratings and would generally fall under the category of “special situations.” The Fund can invest up to 35% of its assets in special situation investments.

The Fund is not required, however, to be fully invested in equity or other allowable securities. When making portfolio allocation decisions, the Adviser compares its most appealing investment ideas against cash alternatives and will hold cash and equivalents in the absence of attractive positions that trade at large discounts to the Adviser’s estimate of intrinsic value. Indeed, it frequently maintains a portion of its total assets in cash and equivalents—including, but not limited to, short-term U.S. Government securities—to be positioned to immediately take advantage of new investment opportunities that meet the Adviser’s core investment criteria.

The Adviser is a long-term investor. However, the Fund will generally sell a security whose price approaches the Adviser’s estimated intrinsic value for the business—either because the price of the security has substantially appreciated or because a material adverse change occurred that meaningfully lowered the Adviser’s estimate of the company’s intrinsic value. Similarly, the Fund will sell a security if some event or shift happens within the business that prevents the Adviser from continuing to reliably appraise its intrinsic value. These events or shifts may remove the investment from the Adviser’s circle of competence and stem from technological, competitive, social, political, or other developments. Lastly, in instances when the Fund is fully invested, the Adviser will sell relatively overpriced securities to buy relatively underpriced securities in an ongoing effort to concentrate the Fund’s capital in the Adviser’s best ideas.

Strategy Portfolio Concentration [Text]	Market Movements may include changes in the value of either securities in focused industries or other portfolio securities among other things, and industry weights have risen above 25% of the Fund’s assets. The Fund does not have a policy to concentrate its investments in these industries, or any other industry or group of industries, for purposes of the 1940 Act. That is, at the time of purchase, the Fund does not invest more than 25% of its assets in these industries.